RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Compensation of key management personnel
Compensation of key management personnel are as follows, with such compensation made on terms equivalent to those prevailing in an arm's length transaction:

	For the Years Ended December 31,
	2019	2018
Salaries, wages, and other benefits	$5,469	$3,753
Bonuses	1,947	1,052
Share-based compensation	2,547	1,965
	$9,963	$6,770